INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) - CAD ($)	3 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Mar. 21, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Goodwill	$ 4,988,000,000			$ 5,024,000,000
Land | Joint ventures where entity is venturer | Greenlight
Disclosure of joint ventures [line items]
Proceeds from sales of property, plant and equipment	21,000,000
Gain on land sale	6,000,000
Total for all joint ventures
Disclosure of joint ventures [line items]
Goodwill	1,100,000,000			1,100,000,000
Property, plant, and equipment and intangible assets	(400,000,000)			$ (400,000,000)
PGI
Disclosure of joint ventures [line items]
Impairment loss recognised in profit or loss, goodwill		$ 0
PGI | Revolving Credit Facility Due March 21, 2027
Disclosure of joint ventures [line items]
Credit facility			$ 500,000,000
Accordion feature			$ 500,000,000
Greenlight | Land
Disclosure of joint ventures [line items]
Gain on land sale	$ 62,000,000